Segments and Geographic Information	12 Months Ended
Oct. 31, 2023
Segments and Geographic Information [Abstract]
SEGMENTS AND GEOGRAPHIC INFORMATION

NOTE 17 – SEGMENTS AND GEOGRAPHIC INFORMATION

The Company believes that it operates in two business segments which comprised of sales of NEVs and franchise services; and it operates in one geographical location China. The Company disaggregates its revenue into categories that depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

Sales of goods revenues comprised of sales of vehicles to third party customers and to the franchisees. Franchise services revenues comprised of initial fees and ongoing royalties from the franchisees. Under the franchise arrangement, franchisees are granted the right to operate retail store using the Company’s Jiuzi brand and system. Other service revenues comprised of sublease of vehicles to third party customers with a mark-up to the rental price.

Sales revenues comprised of the following:

	Years Ended
	October 31,		October 31,		October 31,
	2023		2022		2021
NEVs sales	4,507,550	76%	5,615,944	95%	1,192,558	13%
Franchisees service revenues	1,334,705	23%	283,763	5%	8,093,070	87%
Other service revenues	88,745	1%	23,595	-%	-	-%
Total	5,931,000	100%	5,923,302	100%	9,285,628	100%

Direct costs comprised of the following:

	Years Ended
	October 31, 2023		October 31, 2022		October 31, 2021
NEVs sales	4,540,944	99%	5,607,623	89%	1,344,742	28%
Franchisees service revenues	380	-%	693,143	11%	3,509,493	72%
Other service revenues	51,147	1%	16,065	-%	-	-
Total	4,592,471	100%	6,316,831	100%	4,854,235	100%

Gross profit (loss) comprised of the following:

	Years Ended
	October 31, 2023		October 31, 2022		October 31, 2021
NEVs sales	(33,394)	(2)%	8,321	(2)%	152,184	(3)%
Franchisees service revenues	1,334,325	100%	(409,380)	104%	4,583,577	103%
Other service revenues	37,598	2%	7,530	(2)%	-	-%
Total	1,338,529	100%	(393,529)	100%	4,431,393	100%